As filed with the Securities and Exchange Commission on January 18, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments(+)
November 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Business Services - 7.2%
10,000	PayPal Holdings, Inc. *	$757,300
56,049	Reis, Inc.	1,216,263
31,975	Zillow Group, Inc. - Class C *	1,312,254
		3,285,817
	Calculating and Accounting Machines (No Electronic Computers) - 4.0%
206,000	USA Technologies, Inc. *	1,792,200
	Communications Equipment - 2.7%
176,740	I.D. Systems, Inc. *	1,219,506
	Computer Peripheral Equipment - 7.0%
138,046	Immersion Corp. *	1,050,530
203,409	Mitek Systems, Inc. *	1,830,681
400,000	Radisys Corp. *	298,600
		3,179,811
	Computer Programing, Data Processing, Etc. - 24.2%
2,200	Alphabet, Inc. - Class C *	2,247,102
11,600	Facebook, Inc. - Class A *	2,055,288
10,900	Red Hat, Inc. *	1,381,684
30,000	Tencent Holdings Ltd. (HK)(a)	1,536,034
42,500	TripAdvisor, Inc. *	1,471,350
111,200	Twitter, Inc. *	2,288,496
		10,979,954
	Electronic Computers - 4.2%
11,000	Apple, Inc.	1,890,350
	Miscellaneous Business Services - 1.3%
45,000	Helios & Matheson Analytics, Inc. *	612,900
	Offices & Clinics of Doctors of Medicine - 2.5%
30,000	Teladoc, Inc. *	1,113,000
	Patent Owners and Lessors - 3.1%
788,200	Digital Turbine, Inc. *	1,387,232
	Personal Services - 5.2%
53,250	Yelp, Inc. *	2,372,288
	Prepackaged Software - 24.3%
224,949	Bazaarvoice, Inc. *	1,225,972
128,100	Hortonworks, Inc. *	2,435,181
13,700	Instructure, Inc. *	476,075
12,031	LogMeIn, Inc.	1,431,689
22,800	Paylocity Holding Corp. *	1,051,992
12,700	salesforce.com, Inc. *	1,324,864
11,260	SINA Corp. *^	1,100,890
17,600	Tabula Rasa HealthCare, Inc. *	610,544
51,200	Twilio, Inc. - Class A *	1,364,992
		11,022,199
	Radio Broadcasting Stations - 1.8%
165,400	Pandora Media, Inc. *	827,000
	Savings Institutions, Not Federally Chartered - 4.8%
45,000	E*TRADE Financial Corp. *	2,166,300
	Semiconductors and Related Devices - 1.2%
7,600	CEVA, Inc. *	361,000
594,000	Netlist, Inc. *	190,080
		551,080

		Transportation Services - 2.5%
9,300		Expedia, Inc.	1,139,250
		TOTAL COMMON STOCKS (Cost $25,932,369)	43,538,887

		SHORT TERM INVESTMENT - 5.4%
		Money Market Fund - 5.4%
2,439,168		Fidelity Government Portfolio-Class I, 0.97% (b)	2,439,168
		TOTAL SHORT TERM INVESTMENT (Cost $2,439,168)	2,439,168

		TOTAL INVESTMENTS (Cost $28,371,537) - 101.4%	45,978,055
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(647,254)
		TOTAL NET ASSETS - 100.0%	$45,330,801

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(a)	Level 2 Security.
	(b)	7-day yield.
	(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at November 30, 2017 was as follows*:

		Cost of investments	$28,371,537
		Gross unrealized appreciation	19,489,382
		Gross unrealized depreciation	(1,882,864)
		Net unrealized appreciation	$17,606,518

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2017:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$11,022,199	$-		$-	$11,022,199
Computer Programming, Data Processing, etc.	9,443,920	1,536,034	(a)	-	10,979,954
Business Services	3,285,817	-		-	3,285,817
Computer Peripheral Equipment	3,179,811	-		-	3,179,811
Personal Services	2,372,288	-		-	2,372,288
Savings Institutions, Not Federally Chartered	2,166,300	-		-	2,166,300
Electronic Computers	1,890,350	-		-	1,890,350
Calculating and Accounting Machines (No Electronic Computers)	1,792,200	-		-	1,792,200
Patent Owners and Lessors	1,387,232	-		-	1,387,232
Communications Equipment	1,219,506	-		-	1,219,506
Transportation Services	1,139,250	-		-	1,139,250
Offices & Clinics of Doctors of Medicine	1,113,000				1,113,000
Radio Broadcasting Stations	827,000	-		-	827,000
Miscellaneous Business Services	612,900				612,900
Semiconductors and Related Devices	551,080	-		-	551,080
Total Common Stocks	42,002,853	1,536,034		-	43,538,887

Short Term Investment
Money Market Fund	2,439,168	-		-	2,439,168

Total Investments in Securities	$44,442,021	$1,536,034		$-	$45,978,055

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.
* There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments(+)
November 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Apparel and Accessory Stores - 1.9%
18,000	Tilly's, Inc. - Class A	$297,000
	Bituminous Coal and Lignite Surface Mining - 1.5%
2,800	Arch Coal, Inc - Class A	231,168
	Business Services - 2.6%
18,721	Reis, Inc.	406,246
	Commercial Banks - 0.8%
4,400	Banco Latinoamericano de Comercio Exterior SA ^	129,184
	Computer Peripheral Equipment - 2.3%
47,329	Immersion Corp. *	360,174
	Computer Programming, Data Processing, Etc. - 3.2%
14,300	TripAdvisor, Inc. *	495,066
	Crude Petroleum and Natural Gas - 11.0%
40,000	Carrizo Oil & Gas, Inc. *	773,200
62,000	Oasis Petroleum, Inc. *	634,260
20,000	Ring Energy, Inc. *	283,600
		1,691,060
	Eating Places - 6.5%
10,200	BJ's Restaurants, Inc.	364,650
14,800	Chuy's Holdings, Inc. *	368,520
24,600	El Pollo Loco Holdings, Inc. *	259,530
		992,700
	Family Clothing Stores - 2.1%
20,000	American Eagle Outfitters, Inc.	321,600
	Hotels and Motels - 1.1%
18,000	Red Lion Hotels Corp. *	162,900
	Industrial Organic Chemicals - 5.1%
114,046	Codexis, Inc. *	786,917
	Lawn and Garden Tractor and Home Lawn and Garden Equipment - 1.0%
2,400	The Toro Co.	156,600
	Lumber and Other Construction Materials - 3.3%
105,000	Aspen Aerogels, Inc. *	500,850
	Medical Laboratories - 2.9%
60,667	CareDx, Inc. *	440,442
	Miscellaneous Business Services - 3.1%
8,600	NV5 Global, Inc. *	476,870
	Offices and Clinics of Doctors of Medicine - 2.4%
10,000	Teladoc, Inc. *	371,000
	Personal Services - 5.1%
17,850	Yelp, Inc. *	795,218
	Pharmaceutical Preparations - 9.9%
20,800	ChemoCentryx, Inc. *	135,200
8,800	Esperion Therapeutics, Inc. *	541,288
24,000	Ignyta, Inc. *	393,600
5,300	Intercept Pharmaceuticals, Inc. *	325,473
5,950	Omeros Corp. *	123,462
		1,519,023

		Prepackaged Software - 18.2%
42,100		Hortonworks, Inc. *	800,321
4,700		Instructure, Inc. *	163,325
3,925		LogMeIn, Inc.	467,075
7,750		Paylocity Holding Corp. *	357,585
3,760		SINA Corp. *^	367,615
5,900		Tabula Rasa HealthCare, Inc. *	204,671
16,600		Twilio, Inc. - Class A *	442,556
			2,803,148
		Radio Broadcasting Stations - 1.8%
55,700		Pandora Media, Inc. *	278,500
		Savings Institutions, Not Federally Chartered - 5.2%
15,000		Entegra Financial Corp. *	435,000
20,686		First Northwest Bancorp *	370,279
			805,279
		Semiconductors and Related Devices - 0.8%
2,600		CEVA, Inc. *	123,500
		Special Industry Machinery - 3.9%
53,124		Energy Recovery, Inc. *	596,583
		Surgical and Medical Instruments and Apparatus - 1.6%
8,200		Intersect ENT, Inc. *	250,510
		Water, Sewer, Pipeline, and Communications and Power Line Construction - 2.1%
7,100		MasTec, Inc. *	318,435
		TOTAL COMMON STOCKS (Cost $11,616,295)	15,309,973

		WARRANTS - 0.0%
12,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–

		SHORT TERM INVESTMENT - 1.7%
		Money Market Fund - 1.7%
258,784		Fidelity Government Portfolio-Class I, 0.97% (b)	258,784
		TOTAL SHORT TERM INVESTMENT (Cost $258,784)	258,784

		TOTAL INVESTMENTS (Cost $11,875,079) - 101.1%	15,568,757
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(163,282)
		TOTAL NET ASSETS - 100.0%	$15,405,475

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at November 30, 2017 was as follows*:

		Cost of investments	$11,875,079
		Gross unrealized appreciation	4,309,369
		Gross unrealized depreciation	(615,691)
		Net unrealized appreciation	$3,693,678

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2017:

	Level 1	Level 2	Level 3		Total
Common Stocks
Prepackaged Software	$2,803,148	$-	$-		2,803,148
Crude Petroleum and Natural Gas	1,691,060	-	-		1,691,060
Pharmaceutical Preparations	1,519,023	-	-		1,519,023
Eating Places	992,700	-	-		992,700
Savings Institutions, Not Federally Chartered	805,279	-	-		805,279
Personal Services	795,218	-	-		795,218
Industrial Organic Chemicals	786,917	-	-		786,917
Special Industry Machinery	596,583	-	-		596,583
Lumber and Other Construction Materials	500,850	-	-		500,850
Computer Programming, Data Processing, etc.	495,066	-	-		495,066
Miscellaneous Business Services	476,870	-	-		476,870
Medical Laboratories	440,442	-	-		440,442
Business Services	406,246	-	-		406,246
Offices and Clinics of Doctors of Medicine	371,000	-	-		371,000
Computer Peripheral Equipment	360,174	-	-		360,174
Family Clothing Stores	321,600	-	-		321,600
Water, Sewer, Pipeline, and Communications and Power Line Construction	318,435	-	-		318,435
Apparel and Accessory Stores	297,000	-	-		297,000
Radio Broadcasting Stations	278,500	-	-		278,500
Surgical and Medical Instruments and Apparatus	250,510	-	-		250,510
Bituminous Coal and Lignite Surface Mining	231,168	-	-		231,168
Hotels and Motels	162,900	-	-		162,900
Lawn and Garden Tractor and Home Lawn and Garden Equipment	156,600	-	-		156,600
Commercial Banks	129,184	-	-		129,184
Semiconductors and Related Devices	123,500	-	-		123,500
Total Common Stocks	15,309,973	-	-		15,309,973

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	258,784	-	-		258,784

Total Investments in Securities	$15,568,757	$-	$-		$15,568,757

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments(+)
November 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.2%
	Advertising - 2.0%
38,428	IZEA, Inc. *	$178,690
	Apparel and Accessory Stores - 2.6%
14,000	Tilly's, Inc. - Class A	231,000
	Business Services - 2.5%
10,249	Reis, Inc.	222,403
	Calculating and Accounting Machines (No Electronic Computers) - 6.6%
67,000	USA Technologies, Inc. *	582,900
	Commercial Physical and Biological Research - 3.1%
185,000	Senomyx, Inc. *	273,800
	Communications Equipment - 3.6%
46,599	I.D. Systems, Inc. *	321,533
	Computer Communications Equipment - 2.5%
110,200	Lantronix, Inc. *	220,400
	Computer Peripheral Equipment - 8.5%
21,793	Immersion Corp. *	165,845
35,425	Mitek Systems, Inc. *	318,825
122,000	Radisys Corp. *	91,073
168,021	Top Image Systems Ltd. *^	178,102
		753,845
	Eating and Drinking Places - 1.4%
14,000	Jamba, Inc. *	119,980
	Eating Places - 5.9%
5,400	BJ's Restaurants, Inc.	193,050
7,900	Chuy's Holdings, Inc. *	196,710
12,000	El Pollo Loco Holdings, Inc. *	126,600
		516,360
	Electrical Apparatus and Equipment Wiring Supplies - 0.4%
120,000	Real Industry, Inc. *	32,400
	Help Supply Services - 0.9%
110,000	Staffing 360 Solutions, Inc. *	74,800
	Hotels & Motels - 1.0%
10,000	Red Lion Hotels Corp. *	90,500
	Industrial Organic Chemicals - 4.5%
57,506	Codexis, Inc. *	396,791
	Laboratory Analytical Instruments - 1.1%
80,000	pSivida Corp. *	100,800
	Lumber and Other Construction Materials - 3.0%
56,000	Aspen Aerogels, Inc. *	267,120
	Medical Laboratories - 2.5%
30,333	CareDx, Inc. *	220,218
	Medicinal Chemicals and Botanical Products - 2.0%
25,000	ChromaDex Corp. *	173,000
	Miscellaneous Business Services - 1.8%
3,750	Helios & Matheson Analytics, Inc. *	51,075
1,900	NV5 Global, Inc. *	105,355
		156,430
	Ophthalmic Goods - 1.4%
7,350	STAAR Surgical Co. *	127,523
	Patent Owners and Lessors - 4.8%
241,500	Digital Turbine, Inc. *	425,040

		Pharmaceutical Preparations - 7.2%
11,000		ChemoCentryx, Inc. *	71,500
3,700		Esperion Therapeutics, Inc. *	227,587
11,000		Ignyta, Inc. *	180,400
51,389		Imprimis Pharmaceuticals, Inc. *	87,875
3,250		Omeros Corp. *	67,438
			634,800
		Prepackaged Software - 9.0%
46,126		Bazaarvoice, Inc. *	251,387
19,000		Hortonworks, Inc. *	361,190
2,400		Instructure, Inc. *	83,400
2,900		Tabula Rasa HealthCare, Inc. *	100,601
			796,578
		Savings Institutions, Not Federally Chartered - 4.6%
7,500		Entegra Financial Corp. *	217,500
10,522		First Northwest Bancorp *	188,344
			405,844
		Semiconductors and Related Devices - 1.2%
1,340		CEVA, Inc. *	63,650
120,700		Netlist, Inc. *	38,624
			102,274
		Special Industry Machinery - 3.6%
28,000		Energy Recovery, Inc. *	314,440
		Surgical and Medical Instruments and Apparatus - 3.5%
49,160		iCAD, Inc. *	176,484
4,400		Intersect ENT, Inc. *	134,420
			310,904
		TOTAL COMMON STOCKS (Cost $6,621,730)	8,050,373

		WARRANTS - 0.0%
9,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–

		SHORT TERM INVESTMENT - 10.7%
		Money Market Fund - 10.7%
941,715		Fidelity Government Portfolio-Class I, 0.97% (b)	941,715
		TOTAL SHORT TERM INVESTMENT (Cost $941,715)	941,715

		TOTAL INVESTMENTS (Cost $7,563,445) - 101.9%	8,992,088
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(168,327)
		TOTAL NET ASSETS - 100.0%	$8,823,761

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at November 30, 2017 was as follows*:

Cost of investments	$7,563,445
Gross unrealized appreciation	2,640,532
Gross unrealized depreciation	(1,211,889)
Net unrealized appreciation	$1,428,643

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2017:

	Level 1	Level 2	Level 3		Total
Common Stocks
Prepackaged Software	$796,578	$-	$-		$796,578
Computer Peripheral Equipment	753,845	-	-		753,845
Pharmaceutical Preparations	634,800	-	-		634,800
Calculating and Accounting Machines (No Electronic Computers)	582,900	-	-		582,900
Eating Places	516,360	-	-		516,360
Patent Owners and Lessors	425,040	-	-		425,040
Savings Institutions, Not Federally Chartered	405,844	-	-		405,844
Industrial Organic Chemicals	396,791	-	-		396,791
Communications Equipment	321,533	-	-		321,533
Special Industry Machinery	314,440	-	-		314,440
Surgical and Medical Instruments and Apparatus	310,904	-	-		310,904
Commercial Physical and Biological Research	273,800	-	-		273,800
Lumber and Other Construction Materials	267,120	-	-		267,120
Apparel and Accessory Stores	231,000	-	-		231,000
Business Services	222,403	-	-		222,403
Computer Communications Equipment	220,400	-	-		220,400
Medical Laboratories	220,218		-		220,218
Advertising	178,690	-	-		178,690
Medicinal Chemicals and Botanical Products	173,000	-	-		173,000
Miscellaneous Business Services	156,430	-	-		156,430
Ophthalmic Goods	127,523	-	-		127,523
Eating and Drinking Places	119,980	-	-		119,980
Semiconductors and Related Devices	102,274	-	-		102,274
Laboratory Analytical Instruments	100,800	-	-		100,800
Hotels and Motels	90,500	-	-		90,500
Help Supply Services	74,800	-	-		74,800
Electrical Apparatus and Equipment Wiring Supplies	32,400	-	-		32,400
Total Common Stocks	8,050,373	-	-		8,050,373

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	941,715	-	-		941,715

Total Investments in Securities	$8,992,088	$-	$-		$8,992,088

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                             Ryan Jacob, President/Principal Executive Officer

Date   January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President/Principal Executive Officer

Date   January 16, 2018

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer/Principal Financial Officer

Date   January 17, 2018